PROMISSORY NOTE RECEIVABLES (Details Narrative) $ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Several Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted		$ 2.7
Several Promissory Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate		5.25%
Several Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate		6.50%
Two Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted		$ 11.7
Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted		$ 17.1
Annual interest rate		5.25%
One Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted		$ 12.6
Maturity date	September 30, 2024 to September 30, 2025,	September 30, 2024 to September 30, 2025,
One Promissory Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate		6.50%
One Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate		5.25%
Another Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory note amounted		$ 4.6
Maturity date	Mar. 31, 2025	Mar. 31, 2025
Promissory note amounted		$ 8.5
Fee payable		3.9
Interest income	$ 0.1	$ 0.7